SCHEDULE OF OTHER INCOME (EXPENSES) (Details)		1 Months Ended			12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Loss on disposals of property, plant, and equipment and inventory					$ (52,220)			$ (388,907)
Charges of legal compensation and contract default penalty expense	[1]				(436,809)		(30,295)	(1,007,950)
Gain from waste disposal					3,376		154,589	138,868
Other income from debt forgiveness					55,998		375,699
Others					(288,197)		(43,556)	(166,212)
Total other income (expense)					(717,852)		$ 456,437	(1,424,201)
Legal compensation charge		$ 400,000	¥ 3,100,000	¥ 2,600,000	400,000			800,000	¥ 5,800,000
Outstanding payment of goods					$ 20,197	¥ 145,330
Customer [Member]
Legal compensation charge								900,000
One Customer [Member]
Legal compensation charge								$ 100,000

[1]	On March 7, 2024, a customer of the Company filed a lawsuit in Zhengzhou, Henan Providence against Huizhou Yipeng and Elong Power (Ganzhou) Co., Ltd., a subsidiary of the Company (“Elong Power (Ganzhou)”), demanding compensation in the amount of RMB